Other operating expenses (Tables)	9 Months Ended
Mar. 31, 2024
Other operating expenses [Abstract]
Other Operating Expenses
	Three months ended 31 Mar 2024	Three months ended 31 Mar 2023	Nine months ended 31 Mar 2024	Nine months ended 31 Mar 2023
	$'000	$'000	$'000	$'000
Insurance	1,736	1,160	4,835	4,552
Sponsorship and marketing	748	66	1,442	176
Charitable donations	4	9	237	158
Filing fees	21	19	57	58
ERS fees	24	-	56	-
Site identification costs	-	-	-	15
Non-refundable sales tax (See Note 12)	1,351	402	4,317	1,429
Non-refundable provincial sales tax	340	70	963	70
Other expenses	313	240	1,105	774
Legal expenses	-	-	1,797	-

Total other operating expenses	4,537	1,966	14,809	7,232